ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT	The assets’ estimated lives used in computing depreciation for property, plant and equipment are as follows:
Medical equipment	5 years

SCHEDULE OF PROPERTY AND EQUIPMENT

As of December 31, 2023 and 2022, property and equipment consisted of the following:

	December 31,
	2023	2022
Medical equipment	$2,995	$2,995
Total	2,995	2,995
Less, accumulated depreciation	(2,497)	(1,499)
Equipment, net	$498	$1,496